Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 13, 2019
Document Effective Date	Sep. 13, 2019
Prospectus Date	Sep. 13, 2019